Goodwill and Intangible Assets - Intangible Assets (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total intangible assets
Weighted Average Amortization Period (Years)	14 years 6 months	14 years 6 months	10 years 9 months 18 days
Gross Intangible Assets	$ 7,675	$ 7,675	$ 20,572
Accumulated Amortization	(5,584)	(5,168)	(10,233)
Net Intangible Assets	2,091	2,507	10,339
Estimated future amortization expense of intangible assets
2024	555	555
2025	543	555
2026	505	543
2027	222	505
2028		222
Thereafter		127
Net Intangible Assets	$ 2,091	$ 2,507	$ 10,339
Trade and domain names
Total intangible assets
Weighted Average Amortization Period (Years)	15 years	15 years	14 years 4 months 24 days
Gross Intangible Assets	$ 7,256	$ 7,256	$ 7,635
Accumulated Amortization	(5,370)	(5,008)	(4,699)
Net Intangible Assets	1,886	2,248	2,936
Estimated future amortization expense of intangible assets
Net Intangible Assets	$ 1,886	$ 2,248	$ 2,936
Software technology
Total intangible assets
Weighted Average Amortization Period (Years)	5 years	5 years	6 years 10 months 24 days
Gross Intangible Assets	$ 249	$ 249	$ 7,516
Accumulated Amortization	(150)	(112)	(4,413)
Net Intangible Assets	99	137	3,103
Estimated future amortization expense of intangible assets
Net Intangible Assets	$ 99	$ 137	$ 3,103
Customer relationships
Total intangible assets
Weighted Average Amortization Period (Years)	8 years	8 years	11 years 6 months
Gross Intangible Assets	$ 170	$ 170	$ 5,211
Accumulated Amortization	(64)	(48)	(921)
Net Intangible Assets	106	122	4,290
Estimated future amortization expense of intangible assets
Net Intangible Assets	$ 106	$ 122	$ 4,290
Order Backlog
Total intangible assets
Weighted Average Amortization Period (Years)			1 year
Gross Intangible Assets			$ 210
Accumulated Amortization			(200)
Net Intangible Assets			10
Estimated future amortization expense of intangible assets
Net Intangible Assets			$ 10